Post-Employment Benefits - Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (460)	$ (462)
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	1,378	1,055
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	1,337	1,015
Pension plan [member] | Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	1,378	1,055
Pension plan [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	(41)	(40)
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	(419)	(422)
Other post employment benefit plans [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (419)	$ (422)